Earnings per share - Summary of Class A, B and C Shares Converted to Common Stock (Detail)	12 Months Ended
Dec. 31, 2014
Class A Common Stock [Member]
Conversion of Stock [Line Items]
Shares converted to common stock exchange ratios	0.546086
Class B Common Stock [Member]
Conversion of Stock [Line Items]
Shares converted to common stock exchange ratios	6.839066
Class C Common Stock [Member]
Conversion of Stock [Line Items]
Shares converted to common stock exchange ratios	6.668450